Income taxes (Table)	6 Months Ended
Jun. 30, 2020
Income taxes [abstract]
Significant components of income tax expense [Table Text Block]
Quarters				First half		Full year
Q2 2020	Q1 2020	Q2 2019	(in USD million)	2020	2019	2019

(720)	81	3,520	Income/(loss) before tax	(640)	8,401	9,292
469	(786)	(2,045)	Income tax	(316)	(5,213)	(7,441)
65.2%	>100%	58.1%	Effective tax rate	(49.5%)	62.1%	80.1%